PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Security deposits	$ 62,379	$ 83,691
Prepaid expenses	37,576	15,548
Other receivables	161,148	197,340
Subtotal	261,103	296,579
Allowance for doubtful accounts	(161,149)	(181,847)	$ (120,353)
Prepaid expenses and other current assets, net	$ 99,954	$ 114,732